UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     August 05, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $301,697 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     6781    99493 SH       SOLE                        0    99493        0
AOL TIME WARNER INC            COM              00184A105     6968   460223 SH       SOLE                        0   460223        0
BED BATH & BEYOND INC          COM              075896100    23351   601050 SH       SOLE                        0   601050        0
BROADCOM CORP                  CL A             111320107     6299   301249 SH       SOLE                        0   301249        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2275   424468 SH       SOLE                        0   424468        0
C D W CORPORATION              COMMON           12512N105    17728   365972 SH       SOLE                        0   365972        0
CDW COMPUTER CTRS INC          COM              125129106      207     4910 SH       SOLE                        0     4910        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    14801   845266 SH       SOLE                        0   845266        0
CHEESECAKE FACTORY INC         COM              163072101     1038    31060 SH       SOLE                        0    31060        0
CHICOS FAS INC                 COM              168615102     7590   272710 SH       SOLE                        0   272710        0
CISCO SYS INC                  COM              17275R102    21336  1107807 SH       SOLE                        0  1107807        0
EBAY INC                       COM              278642103     5161    49930 SH       SOLE                        0    49930        0
EON LABS INC COM               COMMON           29412E104     7366   227775 SH       SOLE                        0   227775        0
FASTENAL CO                    COM              311900104     2051    54320 SH       SOLE                        0    54320        0
GILEAD SCIENCES INC            COM              375558103      685    10500 SH       SOLE                        0    10500        0
HPL TECHNOLOGIES INC           COMMON           40426C105       17    92480 SH       SOLE                        0    92480        0
INTERSIL CORP                  CL A             46069S109      569    23200 SH       SOLE                        0    23200        0
JDS UNIPHASE CORP              COM              46612J101      133    42380 SH       SOLE                        0    42380        0
KOHLS CORP                     COM              500255104    21743   361358 SH       SOLE                        0   361358        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     7203   167320 SH       SOLE                        0   167320        0
LEAPFROG ENTERPRISES INC       CL A             52186N106     6301   210018 SH       SOLE                        0   210018        0
MEDTRONIC INC                  COM              585055106    11732   223475 SH       SOLE                        0   223475        0
MICROSOFT CORP                 COM              594918104     3878   148124 SH       SOLE                        0   148124        0
NETWORK APPLIANCE INC          COM              64120L104    13251   808979 SH       SOLE                        0   808979        0
ORACLE CORP                    COM              68389X105    12488  1052981 SH       SOLE                        0  1052981        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    13924   292029 SH       SOLE                        0   292029        0
PAYCHEX INC                    COM              704326107     7949   244898 SH       SOLE                        0   244898        0
POWER-ONE INC                  COM              739308104     5964   565338 SH       SOLE                        0   565338        0
QUALCOMM INC                   COM              747525103     9375   250790 SH       SOLE                        0   250790        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     3174   521128 SH       SOLE                        0   521128        0
STAPLES INC                    COM              855030102    10363   519467 SH       SOLE                        0   519467        0
STARBUCKS CORP                 COM              855244109    13528   501978 SH       SOLE                        0   501978        0
SYNOPSYS INC                   COM              871607107    15027   238341 SH       SOLE                        0   238341        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     3041   408309 SH       SOLE                        0   408309        0
VERISIGN INC COM               COMMON           92343E106     4678   371011 SH       SOLE                        0   371011        0
WATSON PHARMACEUTICALS INC     COM              942683103    11483   290053 SH       SOLE                        0   290053        0
ZORAN CORP                     COM              98975F101     2239    85799 SH       SOLE                        0    85799        0